Stockholders Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders Deficit
Stockholders' Deficit

7. Stockholders’ Deficit

The Company amended and restated its articles of incorporation in April 2022 and has authorized 200,000,000 shares of capital stock, of which 180,000,000 are shares of voting common stock, no par value per share and 20,000,000 shares of preferred stock. As of September 30, 2023 and December 31, 2022, the Company had 7,614,666 shares of common stock issued and outstanding. No shares of preferred stock are outstanding. Each share of common stock titles its holder to one vote on each matter submitted to the stockholders for a vote, and no cumulative voting for directors is permitted. Stockholders do not have any preemptive rights to acquire additional securities issued by the Company.

The Company has never paid any cash dividends and intends, for the foreseeable future, to retain any future earnings for the development of its business. The Company’s future dividend policy will be determined by the board of directors on the basis of various factors, including its results of operations, financial condition, capital requirements and investment opportunities.

7. Stockholders’ Deficit

The Company amended and restated its articles of incorporation in April 2022 and has authorized 200,000,000 shares of capital stock, of which 180,000,000 are shares of voting common stock, no par value per share and 20,000,000 shares of preferred stock. As of December 31, 2022 and 2021, the Company had 7,614,666 shares of common stock issued and outstanding. No shares of preferred stock are outstanding. Each share of common stock titles its holder to one vote on each matter submitted to the stockholders for a vote, and no cumulative voting for directors is permitted. Stockholders do not have any preemptive rights to acquire additional securities issued by the Company.

On June 14, 2021, a former director exercised vested stock options grants for 14,666 shares of the Company’s common stock and paid $14,666.

The Company has never paid any cash dividends and intends, for the foreseeable future, to retain any future earnings for the development of our business. Our future dividend policy will be determined by the board of directors on the basis of various factors, including our results of operations, financial condition, capital requirements and investment opportunities.